UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred Securities Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPS

Nuveen Preferred Securities Income Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.6% (94.7% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 19.2% (13.2% of Total Investments)

	Banks – 5.8%

2,132	Barclays Bank PLC	8.125%	BB+	$55,709
13,391	Citigroup Inc., (4)	7.125%	BB+	392,490
645,113	Citigroup Inc.	6.875%	BB+	18,998,578
86,000	Fifth Third Bancorp., (5)	6.625%	Baa3	2,457,880
14,090	HSBC Holdings PLC	8.000%	Baa1	378,598
724,000	KeyCorp	6.125%	Baa3	20,358,880
2,164,700	PNC Financial Services	6.125%	Baa2	63,360,769
104,608	TCF Financial Corporation	7.500%	BB–	2,674,827
249,285	Wells Fargo & Company, (5)	5.850%	BBB	6,755,624
180,000	Wells Fargo & Company	5.625%	BBB	4,498,200
	Total Banks			119,931,555

	Capital Markets – 1.5%

369,239	Goldman Sachs Group, Inc.	5.500%	Ba1	9,954,683
38,534	Morgan Stanley	7.125%	Ba1	1,130,973
640,000	Morgan Stanley	5.850%	Ba1	16,883,200
74,642	State Street Corporation	5.900%	Baa1	2,100,426
	Total Capital Markets			30,069,282

	Diversified Telecommunication Services – 2.0%

177,374	Qwest Corporation, (4)	7.500%	BBB–	4,499,978
554,889	Qwest Corporation, (4)	7.000%	BBB–	14,044,241
161,854	Qwest Corporation, (4)	7.000%	BBB–	4,101,380
315,756	Qwest Corporation, (4), (5)	6.875%	BBB–	8,051,778
159,600	Qwest Corporation, (4)	6.625%	BBB–	4,029,900
248,301	Qwest Corporation, (4)	6.125%	BBB–	6,162,831
	Total Diversified Telecommunication Services			40,890,108

	Electric Utilities – 1.3%

426,248	Alabama Power Company, (3)	6.450%	A3	11,002,527
299,756	Integrys Energy Group Inc., (3), (4)	6.000%	Baa1	8,153,363
88,577	Interstate Power and Light Company	5.100%	BBB	2,295,030
22,048	NextEra Energy Inc., (4)	5.625%	BBB	559,358
160,407	SCE Trust V	5.450%	Baa1	4,549,143
	Total Electric Utilities			26,559,421

	Equity Real Estate Investment Trusts – 0.6%

76,450	DDR Corporation	6.250%	Baa3	1,920,424
152,294	Digital Realty Trust Inc., (4)	7.375%	Baa3	4,255,094
18,139	Kimco Realty Corporation,	5.625%	Baa2	459,098
82,301	Prologis Inc., (3)	8.540%	BBB	5,925,672
12,199	Ventas Realty LP	5.450%	BBB+	303,999
	Total Equity Real Estate Investment Trusts			12,864,287

	Food Products – 0.6%

91,900	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	9,833,300
32,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	3,684,687
	Total Food Products			13,517,987

	Insurance – 5.3%

1,267,437	Aegon N.V	6.375%	Baa1	32,674,526
18,102	Aflac Inc., (4)	5.500%	Baa1	462,687
611,000	Allstate Corporation, (4)	5.100%	Baa1	16,912,480

NUVEEN	1

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance (continued)

54,297	American Financial Group, (4)	6.250%		Baa2	$1,449,730
357,568	Arch Capital Group Limited, (5)	6.750%		BBB	9,057,197
8,942	Aspen Insurance Holdings Limited	7.250%		BBB–	227,842
214,051	Aspen Insurance Holdings Limited, (5)	5.950%		BBB–	5,907,808
131,293	Axis Capital Holdings Limited	5.500%		BBB	3,336,155
307,730	Hartford Financial Services Group Inc., (4)	7.875%		BBB–	9,521,166
524,885	Prudential PLC	6.750%		A–	13,830,720
416,100	Reinsurance Group of America Inc., (4)	6.200%		BBB	12,245,823
127,798	Torchmark Corporation, (4)	5.875%		BBB+	3,243,513
10,000	W.R. Berkley Corporation	5.625%		BBB–	250,200
	Total Insurance				109,119,847

	U.S. Agency – 1.8%

105,300	AgriBank FCB, (3)	6.875%		BBB+	11,701,463
47,500	Cobank Agricultural Credit Bank, 144A, (3)	6.250%		BBB+	4,901,406
53,000	Cobank Agricultural Credit Bank, (3)	6.200%		BBB+	5,473,909
131,000	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	14,205,313
	Total U.S. Agency				36,282,091

	Wireless Telecommunication Services – 0.3%

90,850	Telephone and Data Systems Inc., (4)	7.000%		BB+	2,318,492
131,990	Telephone and Data Systems Inc., (4)	6.875%		BB+	3,388,183
11,826	United States Cellular Corporation, (4)	7.250%		Ba1	317,173
10,591	United States Cellular Corporation, (4)	6.950%		Ba1	272,295
	Total Wireless Telecommunication Services				6,296,143
	Total $25 Par (or similar) Retail Preferred (cost $362,576,432)				395,530,721

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.7% (0.5% of Total Investments)

	Banks – 0.7%

10,632	Wells Fargo & Company, (5)	7.500%		BBB	$13,502,640
	Total Convertible Preferred Securities (cost $12,541,444)				13,502,640

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 8.9% (6.1% of Total Investments)

	Banks – 7.0%

$26,400	Barclays Bank PLC, (7)	7.750%	4/10/23	BBB–	$27,691,937
7,000	Barclays Bank PLC, (4), (7)	7.625%	11/21/22	BBB–	7,665,000
1,250	Den Norske Bank	1.382%	N/A (6)	Baa2	896,250
1,250	Den Norske Bank	1.313%	N/A (6)	Baa2	901,875
16,000	ING Groep N.V, (7)	6.500%	N/A (6)	BBB–	16,420,000
54,000	JP Morgan Chase & Company	6.750%	N/A (6)	BBB–	60,912,000
13,225	Nordea Bank AB, 144A, (7)	5.500%	N/A (6)	BBB	13,482,887
15,000	Societe Generale, Reg S, (7)	8.250%	N/A (6)	BB+	15,907,500
134,125	Total Banks				143,877,449

	Capital Markets – 0.7%

11,000	Credit Suisse Group AG, Reg S, (7)	6.500%	8/08/23	BBB	12,248,918
2,910	Macquarie Bank Limited, Reg S, (7)	10.250%	6/20/57	BB+	2,933,894
13,910	Total Capital Markets				15,182,812

	Construction & Engineering – 0.2%

4,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	N/A (6)	BBB	3,994,080

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.8%

$5,000	AIG Life Holdings Inc., 144A, (4)	8.125%	3/15/46	Baa2	$6,450,000
900	AXA, Reg S	5.500%	N/A (6)	A3	918,018
6,150	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	8,078,179
12,050	Total Insurance				15,446,197

	Multi-Utilities – 0.1%

3,000	WEC Energy Group, Inc., (4)	6.250%	5/15/67	Baa1	2,805,000

	Wireless Telecommunication Services – 0.1%

1,600	Koninklijke KPN NV, 144A, (4)	7.000%	3/28/73	BB+	1,747,200
$168,685	Total Corporate Bonds (cost $173,600,812)				183,052,738

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 107.6% (74.1% of Total Investments)

	Banks – 60.0%

27,800	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (7)	6.750%	N/A (6)	Baa1	$30,831,479
42,800	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (7)	9.000%	N/A (6)	BB	45,106,749
20,600	Banco Santander SA, Reg S, (7)	6.375%	N/A (6)	Ba1	20,984,190
20,394	Bank of America Corporation, (4)	8.000%	N/A (6)	BB+	21,158,775
14,300	Bank of America Corporation	6.500%	N/A (6)	BB+	15,890,875
10,800	Bank of America Corporation	6.300%	N/A (6)	BB+	11,893,500
3,600	Bank One Capital III, (4)	8.750%	9/01/30	Baa2	5,256,000
45,290	Barclays PLC, (7)	8.250%	N/A (6)	BB+	48,177,238
36,416	Barclays PLC, (7)	7.434%	N/A (6)	BB+	37,098,800
10,000	Citigroup Inc.	8.400%	N/A (6)	BB+	10,625,000
3,000	Citigroup Inc.	6.250%	N/A (6)	BB+	3,266,250
41,000	Citigroup Inc., (4)	6.125%	N/A (6)	BB+	43,687,550
9,250	Citigroup Inc.	5.950%	N/A (6)	BB+	9,735,625
24,389	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	25,181,643
13,653	Credit Agricole SA, 144A, (7)	7.875%	N/A (6)	BB+	14,606,252
50,400	Credit Agricole SA, 144A, (7)	8.125%	N/A (6)	BB+	55,622,448
3,000	Credit Agricole SA, Reg S, (7)	8.125%	N/A (6)	BB+	3,310,860
1,000	Credit Agricole, S.A, 144A, (7)	6.625%	N/A (6)	BB+	1,021,052
9,000	Credit Agricole, S.A, Reg S, (7)	7.875%	N/A (6)	BB+	9,628,380
11,000	DNB Bank ASA, Reg S, (7)	5.750%	N/A (6)	BBB	11,302,500
17,900	Dresdner Funding Trust I, Reg S	8.151%	6/30/31	BB+	21,254,102
4,500	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	5,343,750
25,580	First Union Capital Trust II, Series A, (4), (5)	7.950%	11/15/29	Baa1	33,741,146
68,637	General Electric Capital Corporation, (4)	5.000%	N/A (6)	A	72,394,876
30,000	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	Baa1	46,050,000
66,505	HSBC Holdings PLC, (7)	6.875%	N/A (6)	BBB	72,024,915
11,000	JP Morgan Chase & Company	6.000%	N/A (6)	BBB–	11,646,250
2,000	JP Morgan Chase & Company	5.300%	N/A (6)	BBB–	2,085,100
3,500	JP Morgan Chase & Company	5.150%	N/A (6)	BBB–	3,535,000
8,000	KeyCorp Capital III, (5)	7.750%	7/15/29	Baa2	9,640,416
9,850	Lloyds Banking Group PLC, 144A	6.657%	N/A (6)	Ba1	10,809,390
4,800	Lloyds Banking Group PLC, 144A	6.413%	N/A (6)	Ba1	5,196,000
70,529	Lloyds Banking Group PLC, (7)	7.500%	N/A (6)	BB+	75,994,998
2,000	Lloyds Bank PLC, 144A	12.000%	N/A (6)	BBB–	2,720,000
17,300	Lloyds Bank PLC, Reg S	12.000%	N/A (6)	BBB–	23,528,000
9,100	M&T Bank Corporation	6.375%	N/A (6)	Baa1	9,449,781
35,090	Nordea Bank AB, 144A, (7)	6.125%	N/A (6)	BBB	36,230,425
5,000	Nordea Bank AB, Reg S, (7)	6.125%	N/A (6)	BBB	5,162,500
12,330	Nordea Bank AB, Reg S, (7)	5.250%	N/A (6)	BBB	12,437,961
29,100	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	32,846,625
4,000	RBS Capital Trust B, Reg S	6.800%	N/A (6)	BB–	4,040,000
63,786	Royal Bank of Scotland Group PLC, (7)	7.500%	N/A (6)	BB–	66,058,376

NUVEEN	3

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

21,375	Royal Bank of Scotland Group PLC, (7)	8.000%	N/A (6)	BB–	$22,176,562
9,546	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	11,312,010
7,210	Skandinaviska Enskilda Bankenn AB, Reg S, (7)	5.750%	N/A (6)	BBB	7,425,146
59,900	Societe Generale, 144A, (7)	8.000%	N/A (6)	BB+	64,467,375
5,000	Societe Generale, Reg S, (7)	7.875%	N/A (6)	BB+	5,300,000
13,000	Standard Chartered PLC, 144A, (7)	7.750%	N/A (6)	Ba1	13,861,250
7,000	Standard Chartered PLC, 144A, (7)	7.500%	N/A (6)	Ba1	7,467,250
4,000	Standard Chartered PLC, Reg S, (7)	7.500%	N/A (6)	Ba1	4,267,000
32,000	Standard Chartered PLC, 144A	7.014%	N/A (6)	Ba1	35,600,000
32,786	Svenska Handelsbanken AB, Reg S, (7)	5.250%	N/A (6)	BBB+	33,326,969
10,400	Swedbank AB, Reg S, (7)	6.000%	N/A (6)	BBB	10,842,000
29,525	Wells Fargo & Company	7.980%	N/A (6)	BBB	30,890,531
	Total Banks				1,233,510,870

	Capital Markets – 10.8%

12,100	Bank of New York Mellon	4.950%	N/A (6)	Baa1	12,584,000
18,700	Charles Schwab Corporation	7.000%	N/A (6)	BBB	21,432,070
51,300	Credit Suisse Group AG, 144A, (7)	7.500%	N/A (6)	BB	56,893,752
19,000	Credit Suisse Group AG, Reg S, (7)	7.500%	N/A (6)	BB	21,077,004
8,200	Credit Suisse Group AG, 144A, (7)	6.250%	N/A (6)	BB	8,547,844
3,500	Goldman Sachs Group Inc.	5.700%	N/A (6)	Ba1	3,613,750
6,150	Morgan Stanley	5.550%	N/A (6)	Ba1	6,438,281
2,676	UBS AG Stamford, (4), (7)	7.625%	8/17/22	BBB+	3,124,230
32,178	UBS Group AG, Reg S, (7)	7.125%	N/A (6)	BB+	34,148,903
5,609	UBS Group AG, Reg S, (7)	7.000%	N/A (6)	BB+	6,169,900
39,800	UBS Group AG, Reg S, (7)	6.875%	N/A (6)	BB+	41,967,508
5,000	UBS Group AG, Reg S, (7)	6.875%	N/A (6)	BB+	5,312,700
	Total Capital Markets				221,309,942

	Consumer Finance – 0.1%

2,000	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	2,080,000

	Diversified Financial Services – 5.0%

26,000	BNP Paribas, 144A, (7)	7.625%	N/A (6)	BBB–	28,243,800
29,185	BNP Paribas, 144A, (7)	7.375%	N/A (6)	BBB–	31,045,544
5,000	BNP Paribas, Reg S, (7)	7.375%	N/A (6)	BBB–	5,318,750
2,861	Countrywide Capital Trust III, Series B, (5)	8.050%	6/15/27	BBB–	3,576,284
17,557	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	20,497,797
13,905	Voya Financial Inc., (4)	5.650%	5/15/53	Baa3	14,356,913
	Total Diversified Financial Services				103,039,088

	Electric Utilities – 2.3%

15,000	Emera, Inc., (4)	6.750%	6/15/76	BBB–	16,518,750
1,000	FPL Group Capital Inc., (4)	3.217%	10/01/66	BBB	892,500
7,850	FPL Group Capital Inc., (5)	6.650%	6/15/67	BBB	7,123,875
23,482	PPL Capital Funding Inc., (4)	6.700%	3/30/67	BBB	22,601,425
	Total Electric Utilities				47,136,550

	Equity Real Estate Investment Trusts – 0.2%

3,722	Sovereign Capital Trusts, (4)	7.908%	6/13/36	BB	3,759,220

	Food Products – 0.2%

4,500	Dairy Farmers of America Inc., 144A, (4)	7.125%	N/A (6)	Baa3	4,955,625

	Insurance – 21.6%

3,598	Ace Capital Trust II	9.700%	4/01/30	BBB+	5,379,010
9,800	AIG Life Holdings Inc., (4)	8.500%	7/01/30	Baa2	12,888,372
1,200	Allstate Corporation, (5)	6.500%	5/15/67	Baa1	1,374,000
4,400	Allstate Corporation, (4)	5.750%	8/15/53	Baa1	4,785,000
13,605	American International Group, Inc., (4)	8.175%	5/15/58	Baa2	17,550,450

4	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

1,225	AON Corporation, (4)	8.205%	1/01/27	BBB	$1,580,250
2,700	Aviva PLC, Reg S	8.250%	N/A (6)	BBB+	2,784,372
17,819	AXA SA, 144A	6.380%	N/A (6)	Baa1	19,578,626
16,550	AXA SA, (4)	8.600%	12/15/30	A3	23,087,250
32,854	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	30,225,680
1,200	Everest Reinsurance Holdings, Inc., (4)	6.600%	5/01/67	BBB	1,107,000
16,150	Glen Meadows Pass Through Trust, 144A, (4)	3.167%	8/15/67	Baa3	14,151,438
12,250	Great West Life & Annuity Insurance Capital LP II, 144A, (4)	7.153%	5/16/46	A–	12,142,812
8,100	Great West Life & Annuity Capital I, 144A, (5)	6.625%	11/15/34	A–	9,312,181
11,688	Hartford Financial Services Group Inc., (5)	8.125%	6/15/68	BBB–	12,356,437
3,500	Legal & General Group PLC, Reg S	5.250%	3/21/47	BBB+	3,626,322
20,369	Liberty Mutual Group, 144A	4.053%	3/15/37	Baa3	19,472,764
25,841	Liberty Mutual Group, 144A, (4)	7.800%	3/07/87	Baa3	29,910,958
3,277	Lincoln National Corporation, (4)	7.000%	5/17/66	BBB	2,912,434
11,390	Lincoln National Corporation	6.050%	4/20/67	BBB	9,852,350
26,100	MetLife Capital Trust IV, 144A, (5)	7.875%	12/15/67	BBB	33,290,550
36,531	MetLife Inc., 144A	9.250%	4/08/38	BBB	52,558,976
3,000	MetLife Inc., (4)	10.750%	8/01/69	BBB	4,800,000
41,904	Nationwide Financial Services Inc., (5)	6.750%	5/15/67	Baa2	44,418,240
7,243	Oil Insurance Limited, 144A	4.134%	N/A (6)	Baa1	6,156,550
10,750	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	12,147,500
305	Prudential Financial Inc., (4)	8.875%	6/15/68	BBB+	325,478
6,225	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	6,877,405
27,180	Prudential Financial Inc., (5)	5.625%	6/15/43	BBB+	29,660,175
1,300	Prudential PLC, Reg S	7.750%	N/A (6)	A–	1,339,344
5,405	XL Capital Ltd	3.616%	N/A (6)	BBB	4,594,250
17,200	XLIT Limited	3.687%	N/A (6)	BBB–	14,883,375
	Total Insurance				445,129,549

	Machinery – 0.3%

6,000	Stanley Black & Decker Inc., (4)	5.750%	12/15/53	BBB+	6,322,500

	Oil, Gas & Consumable Fuels – 1.4%

28,676	Enterprise Products Operating LP, (5)	7.034%	1/15/68	Baa2	29,607,970

	Road & Rail – 1.4%

25,485	Burlington Northern Santa Fe Funding Trust I, (5)	6.613%	12/15/55	A–	29,052,900

	U.S. Agency – 1.0%

18,000	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	19,618,506

	Wireless Telecommunication Services – 3.3%

58,738	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	68,191,147
	Total $1,000 Par (or similar) Institutional Preferred (cost $2,039,527,272)				2,213,713,867

Shares	Description (1), (8)				Value

	INVESTMENT COMPANIES – 1.2% (0.8% of Total Investments)

966,571	Blackrock Credit Allocation Income Trust IV				$12,961,717

646,421	John Hancock Preferred Income Fund III				12,230,285
	Total Investment Companies (cost $34,236,524)				25,192,002
	Total Long-Term Investments (cost $2,622,482,484)				2,830,991,968

NUVEEN	5

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 7.7% (5.3% of Total Investments)

	REPURCHASE AGREEMENTS – 7.7% (5.3% of Total Investments)

$157,529	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $157,530,593, collateralized by $154,880,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $160,680,256	0.090%	5/01/17	$157,529,412
	Total Short-Term Investments (cost $157,529,412)			157,529,412
	Total Investments (cost $2,780,011,896) – 145.3%			2,988,521,380
	Borrowings – (38.8)% (9), (10)			(796,900,000)
	Reverse Repurchase Agreement – (7.3)%			(150,000,000)
	Other Assets Less Liabilities – 0.8% (11)			14,658,606
	Net Assets Applicable to Common Shares – 100%			$2,056,279,986

Investments in Derivatives as of April 30, 2017

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Termination Date	Value	Unrealized (Depreciation) Appreciation
JPMorgan Chase Bank, N.A.	$227,569,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(686,323)	$(3,702,238)
JPMorgan Chase Bank, N.A.	227,569,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(2,577,169)	(6,964,405)
	$455,138,000								$(3,263,492)	$(10,666,643)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$320,649,081	$74,881,640	$—	$395,530,721
Convertible Preferred Securities	13,502,640	—	—	13,502,640
Corporate Bonds	—	183,052,738	—	183,052,738
$1,000 Par (or similar) Institutional Preferred	—	2,213,713,867	—	2,213,713,867
Investment Companies	25,192,002	—	—	25,192,002

Short-Term Investments:
Repurchase Agreements	—	157,529,412	—	157,529,412

Investments in Derivatives:
Interest Rate Swaps*	—	(10,666,643)	—	(10,666,643)
Total	$359,343,723	$2,618,511,014	$—	$2,977,854,737
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $2,800,718,561.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$222,213,495
Depreciation	(34,410,676)
Net unrealized appreciation (depreciation) of investments	$187,802,819

NUVEEN	7

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and reverse repurchase agreements.

(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $280,680,183.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $1,052,932,746, representing 51.2% and 35.2% of Net Assets Applicable to Common Shares and Total Investments, respectively.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $165,409,464 have been pledged as collateral for borrowings.

(10)	Borrowings as a percentage of Total Investments is 26.7%.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.

USD-LIBOR-ICE	United States Dollar – London Inter-offered Rate – Intercontinental Exchange.

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Securities Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017